Portfolio of Investments November 30, 2024
NNY
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.6% (100.0% of Total Investments)
X 169,598,514 MUNICIPAL BONDS - 98.6%  (100.0% of Total Investments) X –
CONSUMER STAPLES - 3.2% (3.3% of Total Investments)
$ 1,100,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5 .000% 06/01/38 $ 1,062,298
440,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 449,944
3,440,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .750 06/01/43 3,494,989
500,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds,
Fiscal 2017 Series B
5 .000 06/01/25 499,926
TOTAL CONSUMER STAPLES 5,507,157
EDUCATION AND CIVIC ORGANIZATIONS - 14.4% (14.6% of Total Investments)
660,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Enterprise Charter
School Project, Series 2011A
7 .500 12/01/40 632,798
1,250,000 Build New York City Resource Corporation, New York, Revenue
Bonds, City University of New York - Queens College, Q Student
Residences, LLC Project, Refunding Series 2014A
5 .000 06/01/43 1,250,616
100,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .500 06/15/43 100,448
140,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .750 06/15/58 140,232
1,015,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/62 1,060,093
230,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 224,907
385,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/56 354,720
475,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 491,642
1,080,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/50 1,104,467
1,000,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5 .250 07/01/34 1,039,664
1,330,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/40 1,331,947
2,180,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/45 2,182,495
1,820,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2015A
5 .000 07/01/40 1,829,074
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2016A
5 .000 07/01/41 1,022,386
385,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2022A
4 .000 07/01/47 381,258
825,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2015A
5 .000 07/01/45 830,662
2,760,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2016A
5 .000 07/01/35 2,847,137
175,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2018A
5 .000 07/01/48 184,342
2,625,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Green Series 2019B
5 .000 07/01/50 2,763,497
670,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2022A
4 .000 07/01/42 680,699
845,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/36 799,555

Portfolio of Investments November 30, 2024
(continued)
NNY

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 725,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625% 01/01/55 $ 682,520
100,000 Hempstead Town Local Development Corporation, New York,
Revenue Bonds, Adelphi University Project, Series 2013
5 .000 09/01/38 100,071
300,000 Hempstead Town Local Development Corporation, New York,
Revenue Bonds, Adelphi University Project, Series 2013
5 .000 09/01/43 300,139
50,000 New Rochelle Corporation, New York, Local Development
Revenue Bonds, Iona College Project, Series 2015A
5 .000 07/01/40 50,241
405,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
3 .000 01/01/37 374,392
3,000,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2009A - AGC Insured
0 .000 03/01/40 1,546,280
500,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2020A - AGM Insured
4 .000 03/01/45 496,816
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 24,803,098
FINANCIALS - 0.7% (0.7% of Total Investments)
1,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5 .500 10/01/37 1,202,951
TOTAL FINANCIALS 1,202,951
HEALTH CARE - 14.3% (14.6% of Total Investments)
1,430,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .000 05/01/45 1,428,120
2,700,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .250 05/01/52 2,721,508
1,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
5 .000 05/01/52 1,065,695
2,035,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5 .250 05/01/54 2,251,800
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1A
4 .000 07/01/51 2,004,711
2,100,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/34 2,184,008
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/50 1,987,427
1,040,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/53 1,025,328
225,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/24 225,000
800,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/32 799,167
1,160,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/36 1,141,144
60,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 64,653
550,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 616,963
3,460,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4 .000 07/01/41 3,351,805
230,000 Livingston County Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series
2005
6 .000 07/01/30 230,386
660,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5 .000 12/01/46 668,303
2,875,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5 .000 11/01/46 2,820,236
65,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6 .250 11/01/52 74,363
TOTAL HEALTH CARE 24,660,617

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
INDUSTRIALS - 4.1% (4.1% of Total Investments)
$ 3,930,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000% 11/15/44 $ 3,932,165
10,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3 .500 09/15/52 8,592
1,255,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/41 1,183,376
290,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/46 263,676
1,830,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 04/30/53 1,614,999
TOTAL INDUSTRIALS 7,002,808
LONG-TERM CARE - 0.2% (0.2% of Total Investments)
220,000 Dormitory Authority of the State of New York, Non-State
Supported Debt, Ozanam Hall of Queens Nursing Home
Revenue Bonds, Series 2006
5 .000 11/01/31 219,015
100,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5 .000 01/01/40 98,436
TOTAL LONG-TERM CARE 317,451
MATERIALS - 0.3% (0.3% of Total Investments)
530,000 (a) Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project,
Series 2014, (AMT)
5 .000 01/01/35 530,386
TOTAL MATERIALS 530,386
TAX OBLIGATION/GENERAL - 6.8% (6.9% of Total Investments)
1,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B - AGM Insured
5 .000 04/01/44 1,078,323
5,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A - AGM Insured
4 .125 04/01/47 5,078,890
1,000,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5 .000 03/01/40 1,046,728
835,000 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1
4 .000 03/01/50 829,342
1,900,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series A-1
5 .000 08/01/47 2,047,713
1,000,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series A
5 .000 08/01/38 1,149,276
409,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 394,081
TOTAL TAX OBLIGATION/GENERAL 11,624,353
TAX OBLIGATION/LIMITED - 17.9% (18.1% of Total Investments)
2,140,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2015A
5 .000 03/15/31 2,149,739
1,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group 1
Through 5, Series 2020A
4 .000 03/15/44 1,001,020
3,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5 .000 03/15/41 3,094,235
2,500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/26 2,533,370
540,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/39 557,700
2,465,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2020 Subseries S-1B
4 .000 07/15/43 2,468,348
2,000,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2015S-2
5 .000 07/15/40 2,015,473
445,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2016S-1
5 .000 07/15/34 454,393
1,125,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/39 1,161,726

Portfolio of Investments November 30, 2024
(continued)
NNY

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000% 02/01/43 $ 1,029,267
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1
4 .000 02/01/51 991,277
2,120,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4 .250 05/01/54 2,135,762
1,685,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5 .000 03/15/45 1,839,584
1,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose Group 1, Series
2019A
4 .000 03/15/48 989,898
2,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
4 .000 03/15/49 1,993,141
6,509,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 1,616,703
3,218,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 3,232,526
17,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 16,774
1,030,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
4 .000 05/15/51 1,013,275
90,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5 .000 05/15/51 96,388
355,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
4 .125 05/15/52 355,121
TOTAL TAX OBLIGATION/LIMITED 30,745,720
TRANSPORTATION - 21.2% (21.5% of Total Investments)
970,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5 .000 11/15/50 1,009,233
1,950,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024B
4 .000 11/15/44 1,933,816
1,315,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2015F
5 .000 11/15/32 1,335,478
2,000,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 1,325,000
1,500,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 993,750
400,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 400,007
3,815,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 3,815,285
2,130,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .500 12/31/60 2,295,660
345,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 345,578
2,625,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 2,628,302
105,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 110,768
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5 .250 06/30/60 1,063,098

PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 355,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6 .000% 06/30/54 $ 387,548
1,515,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5 .375 06/30/60 1,585,318
340,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/35 367,248
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/35 1,921,759
2,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/27 2,056,715
400,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/28 416,346
850,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/31 879,617
400,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 416,115
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,125,316
3,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Fourth Series 2015
5 .000 10/15/41 3,033,241
1,930,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018
4 .000 09/01/43 1,935,598
800,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5 .000 11/15/42 838,708
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twentieth Series 2019, (AMT)
4 .000 11/01/59 944,295
1,155,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2017A2
5 .000 11/15/42 1,196,543
2,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, Refunding Series 2018C
5 .000 11/15/37 2,130,545
TOTAL TRANSPORTATION 36,490,887
U.S. GUARANTEED - 0.2% (0.2% of Total Investments) (c)
265,000 Dormitory Authority of the State of New York, Lease Revenue
Bonds, State University Dormitory Facilities, Series 2015A, (Pre-
refunded 7/01/25)
5 .000 07/01/33 268,266
135,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2015A, (Pre-refunded 7/01/25)
5 .000 07/01/45 136,507
TOTAL U.S. GUARANTEED 404,773
UTILITIES - 15.3% (15.5% of Total Investments)
300,000 Buffalo Municipal Water Finance Authority, New York, Water
System Revenue Bonds, Refunding Series 2015A
5 .000 07/01/29 303,025
830,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5 .000 09/01/53 902,635
580,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5 .000 09/01/46 591,906
3,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series CC-1
5 .000 06/15/48 3,104,089
1,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series EE
5 .000 06/15/39 1,014,408
2,200,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4 .000 06/15/42 2,226,264

Portfolio of Investments November 30, 2024
(continued)
NNY

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
UTILITIES (continued)
$ 1,145,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series AA-1
5 .250% 06/15/52 $ 1,263,378
2,500,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects, Second
Resolution Subordinated SRF Series 2015A
5 .000 06/15/40 2,518,806
1,000,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2017A
5 .000 06/15/46 1,037,672
1,300,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2017E
5 .000 06/15/47 1,347,768
1,895,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2022A
5 .000 06/15/51 2,061,865
2,000,000 New York State Environmental Facilities Corporation, State
Revolving Funds Revenue Bonds, Green Series 2022B
5 .250 09/15/52 2,217,305
780,000 New York State Power Authority, General Revenue Bonds, Green
Series 2024A
4 .000 11/15/54 776,016
5,000,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4 .000 11/15/55 4,938,737
650,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/48 715,692
500,000 (a) Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy
Project, Series 2018A, (AMT)
4 .750 11/01/42 489,354
775,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 799,393
TOTAL UTILITIES 26,308,313
TOTAL MUNICIPAL BONDS
(Cost $165,040,669) 169,598,514
TOTAL LONG-TERM INVESTMENTS
(Cost $165,040,669) 169,598,514
OTHER ASSETS & LIABILITIES, NET - 1.4% 2,407,222
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 172,005,736

them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 169,598,514 $ – $ 169,598,514
Total
$ – $ 169,598,514 $ – $ 169,598,514
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $9,787,433 or 5.8% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax